Provisions - Summary of Status of Retirement Indemnity Plans (Parenthetical) (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Disclosure of net defined benefit liability (asset) [Abstract]
Net liability	$ 152.4	$ 138.9	$ 139.1
Net liability, not covered	$ 33.2	$ 29.3	$ 29.1
Average duration of the defined benefit plan obligation	17.6	19.0	20.3